Note 13 - Derivative Financial Instrument - Interest Rate Swap (Details) - Income from Derivative Instruments (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swap	$ 663,509	$ (111,010)
Other Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swap	$ 663,509	$ (111,010)